Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of movement in interest in joint venture

(in KUSD)
Interest in joint venture
January 1, 2020	—
Initial investment	48,040
Share of results with joint venture	(132)
December 31, 2020	47,908

Summary of financial information in joint venture
The tables below provide summarized financial information for Overland ADCT BioPharma that are material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

Summarized Balance Sheet	As of December 31, 2020
Cash and cash equivalents	50,000
Intangible assets	48,040
Total liabilities	269
Net assets	97,771

Summarized Statement of Comprehensive Loss	For the period from December 14, 2020 through December 31, 2020
Operating expenses	269
Net loss	269